Finance and other income and Foreign exchange gains/(losses), net (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net

	Year ended March 31,
	2022		2023		2024
Interest income	₹	13,114	₹	16,889	₹	19,478
Dividend income from equity investments designated as FVTOCI		2		3		3
Exchange fluctuation gain on foreign currency borrowings		1,485		-		-
Net gain from investments classified as FVTPL		1,270		1,344		4,558
Net gain/(loss) from investments classified as FVTOCI		386		(51)		(143)
Finance and other income	₹	16,257	₹	18,185	₹	23,896

Foreign exchange gains/(losses), net on financial instruments measured at FVTPL	₹	808	₹	(4,342)	₹	650
Other foreign exchange gains/(losses), net		3,547		8,814		(310)
Foreign exchange gains/(losses), net	₹	4,355	₹	4,472	₹	340